Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
∎	PAY-VERSUS-PERFORMANCE
Disclosures Concerning
Pay-Versus-Performance
This disclosure is being provided as required by the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K promulgated under the Exchange Act, and certain measures disclosed in the table below, including “Compensation Actually Paid,” are calculated in accordance with those rules. For a description of the CHCM Committee’s processes, policies, and considerations when setting compensation and evaluating performance, please see the “Compensation Discussion and Analysis” beginning on page 27.

(a)	(b)	(c)	(d)	(e)	(f)	(g)		(h)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:			Net Sales (as adjusted) (thousands) (5)
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)	GAAP Net Income (in thousands)
2023	$10,774,635	$11,810,926	$3,596,823	$3,819,599	$89.52	$99.63	$(33,261)	$1,693,000
2022	$12,196,680	$9,697,518	$4,438,420	$3,382,267	$85.53	$105.61	$(13,292)	$1,560,000
2021	$13,833,746	$14,132,803	$4,459,993	$4,901,370	$126.36	$137.80	$71,657	$3,777,000
2020	$8,279,886	$8,899,729	$3,122,439	$2,614,846	$105.11	$133.15	$42,625	$3,071,000

(1)
Mr. Trerotola was the Company’s PEO for the entirety of 2023, 2022, 2021 and 2020. Compensation “Actually Paid” reported in this
column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:

	2023	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$10,774,635	$12,196,680	$13,833,746	$8,279,886
Less:
SCT – Stock Awards	5,678,701	5,402,485	8,807,050	4,429,992
SCT – Option Awards	1,750,010	1,674,597	1,549,997	1,443,739
Plus:
Fair value of awards granted during covered year that remain outstanding and unvested as of the last day of the covered year	7,512,824	4,964,465	10,720,775	6,330,558
Change in fair value as of the last day of the covered year of outstanding and unvested awards granted in prior years	424,787	(5,329,759)	(702,650)	321,309
Change in fair value as of the vesting date of awards granted in prior years that vested during the covered year	527,391	4,943,214	637,979	(158,294)
Compensation Actually Paid	11,810,926	$9,697,518	$14,132,803	$8,899,729

(2)
For 2023, the individuals included in the
non-PEO
NEO Average were Messrs. Berry, Pryor, and Shirley and Ms. Lang. For 2022, 2021 and 2020, the individuals included were Messrs. Pryor and Shirley, Mr. Christopher M. Hix, who served as Executive Vice President and Chief Financial Officer through December 31, 2022, and Mr. Shyam Kambeyanda, who served as Executive Vice President, President and CEO of the Company’s ESAB business segment prior to the completion of the Separation. Average Compensation “Actually Paid” to the Company’s
Non-PEO
NEOs reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:

	2023	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$3,596,823	$4,438,420	$4,459,993	$3,122,439
Less:
SCT – Stock Awards	1,798,563	1,519,216	2,463,422	1,639,643
SCT – Option Awards	446,871	371,778	484,376	334,370
Plus:
Fair value of awards granted during covered year that remain outstanding and unvested as of the last day of the covered year	2,257,236	1,196,776	2,856,735	1,895,935
Change in fair value as of the last day of the covered year of outstanding and unvested awards granted in prior years	96,325	(1,334,268)	(153,300)	(159,673)
Change in fair value as of the vesting date of awards granted in prior years that vested during the covered year	114,649	972,333	685,740	(269,842)
Compensation Actually Paid	$3,819,599	$3,382,267	$4,901,370	$2,614,846

(3)
The amounts set forth under the heading “Total Shareholder Return” (“TSR”) reflect the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment in the Company’s common stock of $100 made on December 31, 2019.

(4)
The amounts set forth under the heading “Peer Group TSR” reflect the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019 into the S&P 500 Health Care Equipment & Supplies Industry Index (the “New Peer Group”), which the Company selected as its published industry or line-of-business
index for purposes of the performance graph required under Item 201(e) of Regulation
S-K
in its Form
10-K
for the year ended December 31, 2023, replacing the S&P 400 Industrial Index (the “Prior Peer Group”) which the Company had previously used as its historical benchmark for purposes of Item 201(e) of Regulation
S-K
in the years ended 2022, 2021 and 2020. Following the Separation, we believe that the S&P 500 Health Care Equipment & Supplies Industry Index represents a more appropriate peer group. Set forth below are comparisons of our cumulative TSR to the cumulative TSR of the New Peer Group and the cumulative TSR of the Prior Peer Group, in each case assuming an initial hypothetical fixed investment of $100 made on December 31, 2019.

Year	Total Shareholder Return	New Peer Group Total Shareholder Return	Prior Peer Group Total Shareholder Return

2023	$89.52	$99.63	$174.04
2022	$85.53	$105.61	$132.42
2021	$126.36	$137.80	$149.62
2020	$105.11	$133.15	$116.49

(5)
While the Company considers several financial measures to be important, the CHCM Committee selected Net Sales (as adjusted) as the Company-Selected Measure for 2023. This performance measure may not have been the most important financial measure for years 2021 and 2020 and we may determine a different financial performance measure to be the Company-Selected Measure in future years.

Company Selected Measure Name	Net Sales (as adjusted)
Named Executive Officers, Footnote	For 2023, the individuals included in the
non-PEO
NEO Average were Messrs. Berry, Pryor, and Shirley and Ms. Lang. For 2022, 2021 and 2020, the individuals included were Messrs. Pryor and Shirley, Mr. Christopher M. Hix, who served as Executive Vice President and Chief Financial Officer through December 31, 2022, and Mr. Shyam Kambeyanda, who served as Executive Vice President, President and CEO of the Company’s ESAB business segment prior to the completion of the Separation. Average Compensation “Actually Paid” to the Company’s
Non-PEO
	NEOs reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:
Peer Group Issuers, Footnote	The amounts set forth under the heading “Peer Group TSR” reflect the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019 into the S&P 500 Health Care Equipment & Supplies Industry Index (the “New Peer Group”), which the Company selected as its published industry or line-of-business
index for purposes of the performance graph required under Item 201(e) of Regulation
S-K
in its Form
10-K
for the year ended December 31, 2023, replacing the S&P 400 Industrial Index (the “Prior Peer Group”) which the Company had previously used as its historical benchmark for purposes of Item 201(e) of Regulation
S-K
in the years ended 2022, 2021 and 2020. Following the Separation, we believe that the S&P 500 Health Care Equipment & Supplies Industry Index represents a more appropriate peer group. Set forth below are comparisons of our cumulative TSR to the cumulative TSR of the New Peer Group and the cumulative TSR of the Prior Peer Group, in each case assuming an initial hypothetical fixed investment of $100 made on December 31, 2019.

Year	Total Shareholder Return	New Peer Group Total Shareholder Return	Prior Peer Group Total Shareholder Return

2023	$89.52	$99.63	$174.04
2022	$85.53	$105.61	$132.42
2021	$126.36	$137.80	$149.62
2020	$105.11	$133.15	$116.49

PEO Total Compensation Amount	$ 10,774,635	$ 12,196,680	$ 13,833,746	$ 8,279,886
PEO Actually Paid Compensation Amount	$ 11,810,926	9,697,518	14,132,803	8,899,729
Adjustment To PEO Compensation, Footnote
(1)
Mr. Trerotola was the Company’s PEO for the entirety of 2023, 2022, 2021 and 2020. Compensation “Actually Paid” reported in this
column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:

	2023	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$10,774,635	$12,196,680	$13,833,746	$8,279,886
Less:
SCT – Stock Awards	5,678,701	5,402,485	8,807,050	4,429,992
SCT – Option Awards	1,750,010	1,674,597	1,549,997	1,443,739
Plus:
Fair value of awards granted during covered year that remain outstanding and unvested as of the last day of the covered year	7,512,824	4,964,465	10,720,775	6,330,558
Change in fair value as of the last day of the covered year of outstanding and unvested awards granted in prior years	424,787	(5,329,759)	(702,650)	321,309
Change in fair value as of the vesting date of awards granted in prior years that vested during the covered year	527,391	4,943,214	637,979	(158,294)
Compensation Actually Paid	11,810,926	$9,697,518	$14,132,803	$8,899,729

Non-PEO NEO Average Total Compensation Amount	$ 3,596,823	4,438,420	4,459,993	3,122,439
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,819,599	3,382,267	4,901,370	2,614,846
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For 2023, the individuals included in the
non-PEO
NEO Average were Messrs. Berry, Pryor, and Shirley and Ms. Lang. For 2022, 2021 and 2020, the individuals included were Messrs. Pryor and Shirley, Mr. Christopher M. Hix, who served as Executive Vice President and Chief Financial Officer through December 31, 2022, and Mr. Shyam Kambeyanda, who served as Executive Vice President, President and CEO of the Company’s ESAB business segment prior to the completion of the Separation. Average Compensation “Actually Paid” to the Company’s
Non-PEO
NEOs reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:

	2023	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$3,596,823	$4,438,420	$4,459,993	$3,122,439
Less:
SCT – Stock Awards	1,798,563	1,519,216	2,463,422	1,639,643
SCT – Option Awards	446,871	371,778	484,376	334,370
Plus:
Fair value of awards granted during covered year that remain outstanding and unvested as of the last day of the covered year	2,257,236	1,196,776	2,856,735	1,895,935
Change in fair value as of the last day of the covered year of outstanding and unvested awards granted in prior years	96,325	(1,334,268)	(153,300)	(159,673)
Change in fair value as of the vesting date of awards granted in prior years that vested during the covered year	114,649	972,333	685,740	(269,842)
Compensation Actually Paid	$3,819,599	$3,382,267	$4,901,370	$2,614,846

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Enovis Total Shareholder Return and “Compensation Actually Paid”
During 2023, the “Compensation Actually Paid” to our PEO and our
non-PEO
NEOs (on average) increased from the prior year, as did the Company’s TSR. This relationship can be partially attributed to the Company’s use of relative TSR as a metric for its PRSU awards during the disclosed period. Further, because a significant portion of NEO compensation is granted through PSUs or RSUs which track the Company share price, if the Company’s stock price increases (and TSR likewise increases), the value of a NEO’s long-term incentives will generally increase proportionately. Similarly, as the Company’s stock price decreases, the value of a NEO’s long-term incentives will generally decrease proportionately.

Compensation Actually Paid vs. Net Income
Relationship Between Net Income and “Compensation Actually Paid”
The Company does not directly employ net income as a financial performance measure upon which named executive officer compensation may be earned. However, net income movements are indirectly tracked through our use of certain non-GAAP
metrics in our annual incentive plan, which included Adjusted EBITDA in 2023 and 2022, and Adjusted EBITA and Adjusted EPS in 2021 and 2020. Accordingly, “Compensation Actually Paid” includes bonuses earned in 2023, 2022, 2021 and 2020 that were based in part on the Company’s achievement against Adjusted EBITDA, Adjusted EBITA and Adjusted EPS targets.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Net Sales (as adjusted) and “Compensation Actually Paid”
Net Sales (as adjusted) represents actual U.S. GAAP sales excluding unbudgeted acquisitions. Net Sales (as adjusted) has served as a key financial performance measure (40% weighting in 2023 and 2022, 25% in 2021, component of Q1 2020 bonus opportunity) upon which Annual Incentive Plan bonuses have been able to be earned. When measuring Net Sales (as adjusted) performance, target sales are adjusted for changes in currency translation rates in order to create a constant currency view. Net Sales (as adjusted) factors into the computation of “Compensation Actually Paid”, which includes bonuses that were based in part on the Company’s achievement against Net Sales (as adjusted) targets. For more information on the weighting of Net Sales (as adjusted) in the determination of the Company’s 2023 annual incentive plan bonuses, see “Annual Incentive Plan – Bonus Calculation – Target Bonus” on page 33.

Total Shareholder Return Vs Peer Group
Comparison Between Enovis TSR and Peer Group TSR
Over the four-year period measured in the table above, the Company’s TSR has decreased, while the TSR of the S&P 500 Health Care Equipment & Supplies Industry Index also decreased over the same period. Our cumulative TSR during the four-year measurement period was less than that of the peer group, which we believe can be partially attributed to the COVID-19 pandemic and macroeconomic conditions having different impacts on our Company relative to many other companies in the S&P 500 Health Care Equipment & Supplies Industry Index. Our TSR outperformed the S&P 500 Health Care Equipment & Supplies Industry Index during fiscal year 2023, the most recent year of the measurement period. Relative TSR performance measured against the S&P 500 Health Care Equipment & Supplies Industry Index has been included as a performance measure for the Company’s 2023 PRSU grants.

Tabular List, Table
Most Important Financial Measures
The below tabular list identifies the financial measures We deemed to be the most important financial measures for 2023 for linking the compensation of the Company’s named executive officers to the performance of the Company. For additional information on these measures, please see “Compensation Discussion and Analysis” beginning on page 27.

Most Important Financial Measures
Net Sales (as adjusted)
Adjusted EBITDA
Relative TSR

Total Shareholder Return Amount	$ 89.52	85.53	126.36	105.11
Peer Group Total Shareholder Return Amount	99.63	105.61	137.8	133.15
Net Income (Loss)	$ (33,261,000)	$ (13,292,000)	$ 71,657,000	$ 42,625,000
Company Selected Measure Amount	1,693,000,000	1,560,000,000	3,777,000,000	3,071,000,000
PEO Name	Mr. Trerotola
Prior Peer Group Total Shareholder Return	$ 174.04	$ 132.42	$ 149.62	$ 116.49
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales (as adjusted)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,678,701)	(5,402,485)	(8,807,050)	4,429,992
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,750,010)	(1,674,597)	(1,549,997)	1,443,739
PEO | Fair value of awards granted during covered year that remain outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,512,824	4,964,465	10,720,775	6,330,558
PEO | Change in fair value as of the last day of the covered year of outstanding and unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	424,787	(5,329,759)	(702,650)	321,309
PEO | Change in fair value as of the vesting date of awards granted in prior years that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	527,391	4,943,214	637,979	(158,294)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,798,563	1,519,216	2,463,422	1,639,643
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	446,871	371,778	484,376	334,370
Non-PEO NEO | Fair value of awards granted during covered year that remain outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,257,236	1,196,776	2,856,735	1,895,935
Non-PEO NEO | Change in fair value as of the last day of the covered year of outstanding and unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,325	(1,334,268)	(153,300)	(159,673)
Non-PEO NEO | Change in fair value as of the vesting date of awards granted in prior years that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 114,649	$ 972,333	$ 685,740	$ (269,842)